DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND

Supplement dated January 4, 2024 to the Prospectus dated November 1, 2023

1.
Effective January 1, 2024, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 7 of the DF Dent Premier Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by three portfolio managers, Daniel F. Dent, CFA, Matthew F. Dent, CFA, and Gary D. Mitchell, J.D., who are jointly and primarily responsible for the day-to-day management of the Fund. Daniel F. Dent has served as portfolio manager of the Fund since its inception in July 2001. Matthew F. Dent has served as a co-portfolio manager of the Fund since November 2012. Gary D. Mitchell has served as a co-portfolio manager of the Fund since January 2022.

2.
Effective January 1, 2024, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 16 of the DF Dent Midcap Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by two portfolio managers, Matthew F. Dent, CFA, and Bruce L. Kennedy II, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund. They each have served as portfolio manager of the Fund since its inception in July 2011.

3.	Effective January 1, 2024, the section entitled “Portfolio Managers” beginning on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

DF Dent Premier Growth Fund – Team- Managed Approach

The Fund’s portfolio is team-managed by three portfolio managers, Daniel F. Dent, CFA, Matthew F. Dent, CFA, and Gary D. Mitchell, J.D., who are jointly responsible for the day-to-day management of the Fund.

Daniel F. Dent founded D.F. Dent and Company in 1976. Prior to that, Mr. Dent was a Vice President in the investment counseling division of T. Rowe Price Associates. He began his investment career as a securities analyst at Butcher Sherred in Philadelphia. Mr. Dent graduated cum laude from Princeton University in 1963, served as a Naval Officer for 3 years, and later received an MBA in finance and investments from the Wharton School of Finance. He is a Chartered Financial Analyst and a past president of the Baltimore Security Analysts Society. Mr. Dent has served as a trustee and director of various non-profit organizations. In addition to being Chair of D.F. Dent, Mr. Dent serves as a portfolio manager and analyst, spending the majority of his time analyzing public companies and managing client portfolios.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Gary D. Mitchell, J.D., Vice President since 2007 and Portfolio Manager at D.F. Dent from 2005 to present, joined D.F. Dent in the summer of 2005 with 13 years of experience practicing law. Prior to joining D.F. Dent, he was a corporate attorney for two S&P 500 companies in New Jersey. His experience includes corporate, securities and regulatory law, as well as mergers and acquisitions and corporate governance. Mr. Mitchell received an A.B. from Harvard College summa cum laude in Economics and received a J.D. from Harvard Law School cum laude.

DF Dent Midcap Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by two portfolio managers, Matthew F. Dent, CFA, and Bruce L. Kennedy II, CFA, who are jointly responsible for the day-to-day management of the Fund.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Bruce L. Kennedy, II, CFA, Director of Research since 2014, Vice President since 2010 and Research Analyst from 2007-2010, joined D.F. Dent in the summer of 2007 with four years of investment experience. Prior to joining D.F. Dent, he served as an Investment Banking Analyst at Goldman, Sachs & Co. in New York, an Associate Analyst at T. Rowe Price in Baltimore from 2001 to 2005, and as a Summer Analyst at Wasatch Advisors in Salt Lake City in 2006. Mr. Kennedy received an A.B. from Dartmouth College cum laude in Economics and History, and an M.B.A. from Stanford Graduate School of Business in 2007. Mr. Kennedy is a Chartered Financial Analyst.

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For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND

Supplement dated January 4, 2024 to the Statement of Additional Information (“SAI”)
dated November 1, 2023

1.
Effective January 1, 2024, the table under the heading “Information Concerning Accounts Managed by the Portfolio Managers” beginning on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2023:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Daniel F. Dent	None	None	127 accounts $1.5 billion	None	None	None
Matthew F. Dent	1 account $51.1 million	2 accounts $140.1 million	99 accounts $543 million	None	None	None
Gary D. Mitchell	None	None	287 accounts $1.5 billion	None	None	None
Bruce L. Kennedy, II	1 account $51.1 million	1 account $131.1 million	9 accounts $10 million	None	None	None
Gary Wu	None	1 account $9.0 million	3 accounts $2.3 million	None	None	None

2.
Effective January 1, 2024, the sections entitled “Information Concerning Compensation of Portfolio Managers” and “Portfolio Manager Ownership in the Funds” beginning on page 26 of the SAI are hereby deleted in its entirety and replaced with the following:

Information Concerning Compensation of Portfolio Managers. For the period ended June 30, 2023, Mr. Dent was compensated by the Adviser based on a fixed salary plus a bonus. This bonus was based on Mr. Dent’s equity participation in the ownership of the Adviser and also on the overall profitability of the Adviser based on assets under management.

For the period ended June 30, 2023, Matthew F. Dent, Gary D. Mitchell, Bruce L. Kennedy, II and Gary Wu were compensated by the Adviser based on a fixed salary plus a bonus based on calendar year total job performance, which may factor in the pre-tax performance of the Funds, paid at calendar year end.

Portfolio Manager Ownership in the Funds. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Funds as of June 30, 2023:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2023
Premier Growth Fund
Daniel F. Dent	Over $1,000,000
Matthew F. Dent	Over $1,000,000
Gary D. Mitchell	Over $1,000,000
Midcap Growth Fund
Matthew F. Dent	Over $1,000,000
Bruce L. Kennedy, II	$100,001 - $500,000
Small Cap Growth Fund
Matthew F. Dent	Over $1,000,000
Gary Wu	$100,001 - $500,000

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For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.